PARTICULARS OF SUBSIDIARIES OF THE COMPANY (Details)		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 THB (฿)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 KHR (៛)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 THB (฿)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 KHR (៛)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 THB (฿)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2022 PHP (₱)
GENERAL INFORMATION
Share capital of the Company		$ 3,000	$ 3,000
Singapore Super Hi Dining Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company					$ 10,117,416												$ 10,117,416												$ 10,117,416
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao International Treasury Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company					1,000,000												1,000,000												1,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Singapore Hiseries Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company					3,000,000												3,000,000												3,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Singapore Hai Di Lao Dining Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company					$ 3,000,000												$ 3,000,000												$ 3,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
HDL Management USA Corporation
GENERAL INFORMATION
Share capital of the Company		$ 5,970,005	$ 5,970,005	$ 5,970,005
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Catering (U.S.A.) Inc.
GENERAL INFORMATION
Share capital of the Company		$ 10,000	$ 10,000	$ 10,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Restaurant California Inc.
GENERAL INFORMATION
Share capital of the Company		$ 2,000,000	$ 2,000,000	$ 2,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Restaurant Group, Inc.
GENERAL INFORMATION
Share capital of the Company		$ 10,000	$ 10,000	$ 10,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Industry Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haute Hotpots Corporation
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Century City Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Fremont Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Seattle, Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Bellevue Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Houston Inc.
GENERAL INFORMATION
Share capital of the Company		$ 150,000	$ 150,000	$ 150,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Chicago Inc.
GENERAL INFORMATION
Share capital of the Company		$ 150,000	$ 150,000	$ 150,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Dallas Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Jersey City Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Daly City Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot San Diego Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hot Pot Las Vegas, Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Hotpot Arizona Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%
Haidilao Japan Co., Ltd.
GENERAL INFORMATION
Share capital of the Company | ¥						¥ 50,000,000												¥ 50,000,000												¥ 50,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao Korea Co., Ltd.
GENERAL INFORMATION
Share capital of the Company | ₩							₩ 6,285,740,000												₩ 6,285,740,000												₩ 6,285,740,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Hai Di Lao Sydney Proprietary Limited
GENERAL INFORMATION
Share capital of the Company								$ 3,500,001												$ 3,500,001												$ 3,500,001
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Hai Di Lao Melbourne Proprietary Limited
GENERAL INFORMATION
Share capital of the Company								$ 1												$ 1												$ 1
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
U.K. Haidilao Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company | £									£ 500,000												£ 500,000												£ 500,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Hai Di Lao Canada Restaurants Group Ltd.
GENERAL INFORMATION
Share capital of the Company										$ 17,000,100												$ 17,000,100												$ 17,000,100
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Hai Di Lao Malaysia Sdn. Bhd.
GENERAL INFORMATION
Share capital of the Company | RM											RM 6,000,000												RM 6,000,000												RM 6,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Haidilao International Food Services Malaysia Sdn Bhd
GENERAL INFORMATION
Share capital of the Company | RM											RM 6,000,000												RM 6,000,000												RM 6,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Hai Di Lao Vietnam Holdings Company Limited
GENERAL INFORMATION
Share capital of the Company		$ 1,000,000	$ 1,000,000	$ 1,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
PT Haidilao Indonesia Restaurants
GENERAL INFORMATION
Share capital of the Company | Rp												Rp 35,000,000,000												Rp 35,000,000,000												Rp 35,000,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Hai Di Lao Proprietary (Thailand) Limited (Note i)
GENERAL INFORMATION
Share capital of the Company | ฿													฿ 122,448,980												฿ 122,448,980												฿ 122,448,980
Proportion ownership interest and voting power held by the Company	49.00%	98.97%	98.97%	98.97%
New Super Hi (Xi'an) Management Consulting Co., Ltd. (Note ii)
GENERAL INFORMATION
Share capital of the Company		$ 4,000,000	$ 4,000,000	$ 4,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
Hai Di Lao UAE Restaurant L.L.C
GENERAL INFORMATION
Share capital of the Company | د.إ														د.إ 300,000												د.إ 300,000												د.إ 300,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
HAIDILAO Philippines Restaurant Corporation
GENERAL INFORMATION
Share capital of the Company | ₱															₱ 25,000,000												₱ 25,000,000												₱ 25,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%	100.00%
HN&T (Note iii)
GENERAL INFORMATION
Proportion ownership interest and voting power held by the Company		80.00%	80.00%	80.00%
Hai Di Lao Huo Guo (Cambodia) Co., Ltd
GENERAL INFORMATION
Share capital of the Company | ៛																៛ 200,000,000												៛ 200,000,000
Proportion ownership interest and voting power held by the Company		100.00%	100.00%
Haidilao Hot Pot MA Inc.
GENERAL INFORMATION
Share capital of the Company		$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%
Haidilao Hotpot GA Inc
GENERAL INFORMATION
Share capital of the Company		$ 500,000
Proportion ownership interest and voting power held by the Company		100.00%